Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net earnings	$ 185,657	$ 727,828
Other comprehensive income (loss) (“OCI”):
Foreign currency translation adjustment, net of tax recovery of $3,219 and $1,526, respectively (notes 24(b)(iii) and 24(b)(iv))	(30,270)	28,406
Change in fair value of cash flow hedges, net of tax recovery of $22,077 and $9,046, respectively (note 24(b)(ii))	(54,331)	(24,282)
Change in pension and other post-employment benefits, net of tax expense of $9,176 and recovery of $6,881, respectively (note 10)	42,051	(17,561)
OCI, net of tax	(42,550)	(13,437)
Comprehensive income	143,107	714,391
Comprehensive loss attributable to the non-controlling interests	(78,953)	(55,326)
Comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	$ 222,060	$ 769,717